Nonredeemable and Redeemable Noncontrolling Interest and Stockholders’ Equity (Details) - Schedule of common stock issuance and repurchases - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Class A Common Stock [Member]
Nonredeemable and Redeemable Noncontrolling Interest and Stockholders’ Equity (Details) - Schedule of common stock issuance and repurchases [Line Items]
Beginning balance	65,122,200
Issued for warrant exercises	100,009	10,347,923
Exchange of Class B Common Stock for Class A Common Stock	15,277,696	7,943,621
Issued for vested RSUs	217,852	84,910
Ending balance	80,717,757	65,122,200
Class B Common Stock [Member]
Nonredeemable and Redeemable Noncontrolling Interest and Stockholders’ Equity (Details) - Schedule of common stock issuance and repurchases [Line Items]
Beginning balance	54,338,114
Issued for warrant exercises
Exchange of Class B Common Stock for Class A Common Stock	(15,277,696)	(7,943,621)
Issued for vested RSUs
Ending balance	39,060,418	54,338,114